Accounts Receivable, Net	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

Accounts receivable consist of the following:

	December 31,	December 31,
	2024	2023
Accounts receivable:	$21,378,868	$17,740,659
Retention receivable	559,064	852,091
Less: allowance for credit losses	(1,880,343)	(836,974)
Accounts receivable, net	$19,498,525	$16,903,685

As of December 31, 2024, accounts receivable, net were approximately $19.88 million, an increase of 18% from the balance of $16.9 million as of December 31, 2023. This was mainly due to the fact that the Company recognized revenue from equipment structural parts increased. As a result, the accounts receivable increased in 2024.

For accounts receivable, approximately 40%, or $8.03 million of the date of issuance of the financial statements balance have been subsequently collected.

Allowance for credit losses movement:

	December 31,	December 31,
	2024	2023
Beginning balance	$836,974	$903,462
Additions/(reversal)	1,043,369	(66,488)
Ending balance	$1,880,343	$836,974

The expenses of allowances for credit losses was $549,361 and $493,221 for the fiscal year ended December 31, 2024 and 2023, respectively.